UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22164

Congressional Effect Fund
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 601     New York, NY  10170
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:  888.553.4233

Date of fiscal year end:  12/31/2009

Date of reporting period: 03/31/2009

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CONGRESSIONAL EFFECT FAMILY OF FUNDS
CONGRESSIONAL EFFECT FUND
SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS - (99.06%)
Fifth Third Institutional Government Money Market, 0.37% *	1,883,562	$1,883,562
TOTAL SHORT-TERM INVESTMENTS - (Cost $1,883,562)		1,883,562

TOTAL INVESTMENTS (Cost $1,883,562) - 99.06%		$1,883,562

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - (0.94%)		17,845

NET ASSETS - 100.00%		$1,901,407

* Rate shown represents the rate at March 31, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

CONGRESSIONAL EFFECT FAMILY OF FUNDS
CONGRESSIONAL EFFECT FUND
NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

SECURITY VALUATIONS

The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees.  In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost which approximates market value.  The Fund normally uses pricing services to obtain market quotations. The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectuses for these investment companies explain the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective May 23, 2008.  In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2009:

	Investments	Other
	In	Financial
Level	Securities	Instruments *
Level 1	$-	$-
Level 2	1,883,562	-
Level 3	-	-
Total	$1,883,562	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. The Fund was not invested in any other financial instruments on March 31, 2009.

For U.S. Federal income tax purposes, the cost of securities owned , gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2009 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 1,883,562	$ –	$ –	$ –

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) _Congressional Effect Fund

By:	/s/ Eric T. Singer
Name:	Eric T. Singer
Title:	President
Date:	May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric T. Singer
Name:	Eric T. Singer
Title:	President
Date:	May 27, 2009

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	May 27, 2009